FAIR VALUE MEASUREMENTS - Valuation Inputs for Warrant Liability (Details)	Dec. 31, 2020 $ / shares	Oct. 14, 2020 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants expected term	5 years
Fair value of Units (in dollars per share)	$ 9.20
Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of warrants (in dollars per share)		$ 11.50
Fair value of Units (in dollars per share)		$ 10.60
Risk-free interest rate | Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input		0.004
Expected term (years) | Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants expected term		1 year
Expected volatility | Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input		0.200